H1 Taxes	12 Months Ended
Dec. 31, 2018
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H1 Taxes

H1 Taxes

The Company’s tax expense for 2018 was SEK –4,813 (3,525) million or –329.1% (9.8%) of income after financial items. The tax rate may vary between years depending on business and geographical mix. Items reported for income taxes include a reasonable estimate of the impact of the material aspects of the Swedish tax rate reduction which was signed into law on June 14, 2018, on the deferred tax assets and liabilities. The law reduces the corporate income tax from 22% to 21.4% from January 1, 2019, and to 20.6% from January 1, 2021.

Income taxes recognized in the income statement

	2018	2017 1)	2016 1)
Current income taxes for the year	–5,513	–4,168	–3,654
Current income taxes related to prior years	–392	83	–489
Deferred tax income/expense (+/–)	1,097	7,613	2,266
Share of taxes in joint ventures and associated companies	–5	–3	–5

Tax expense/benefit	–4,813	3,525	–1,882

1)	2017 and 2016 are restated due to implementation of IFRS 15 “Revenue from Contracts with Customers,” for more information see Note A3, “Changes in accounting policies.”

A reconciliation between reported tax expense for the year and the theoretical tax expense that would arise when applying statutory tax rate in Sweden, 22.0%, on the consolidated income before taxes, is shown in the table below. The tax effect of rate change mainly includes the effect of the remeasurement of deferred tax assets following the reduction in the Swedish corporate income tax rate. The impairment of withholding tax assets is related to the revised BSS strategy that is estimated to negatively impact the possibility of utilization of such taxes in Sweden.

Reconciliation of Swedish income tax rate with effective tax rate

	2018	2017 1)	2016 1)
Expected tax expense at Swedish tax rate 22.0%	322	7,910	–637
Effect of foreign tax rates	–773	205	–536
Current income taxes related to prior years	–392	83	–489
Remeasurement of tax loss carry-forwards	113	–150	143
Remeasurement of deductible temporary differences	33	127	119
Impairment of withholding tax	–3,000	–1,273	–456
Tax effect of non-deductible expenses	–1,130	–2,871	–901
Tax effect of non-taxable income	722	480	935
Tax effect of changes in tax rates	–708	–986	–60

Tax expense/benefit	–4,813	3,525	–1,882
Effective tax rate	–329.1%	9.8%	65.0%

1)	2017 and 2016 are restated due to implementation of IFRS 15 “Revenue from Contracts with Customers,” for more information see Note A3, “Changes in accounting policies.”

Deferred tax balances

Deferred tax assets and liabilities are derived from the balance sheet items as shown in the table below.

Tax effects of temporary differences and tax loss carry-forwards

	Deferred tax assets	Deferred tax liabilities	Net balance
2018
Intangible assets and property, plant and equipment	1,182	2,125
Current assets	3,614	731
Post-employment benefits	5,459	842
Provisions	4,441	—
Other	3,223	188
Loss carry-forwards	8,449	—

Deferred tax assets/liabilities	26,368	3,886	22,482
Netting of assets/liabilities	–3,216	–3,216

Deferred tax balances, net	23,152	670	22,482

2017 1)
Intangible assets and property, plant and equipment	894	2,374
Current assets	3,402	866
Post-employment benefits	4,886	704
Provisions	1,846	15
Other	3,556	275
Loss carry-forwards	10,712	—

Deferred tax assets/liabilities	25,296	4,234	21,062
Netting of assets/liabilities	–3,333	–3,333

Deferred tax balances, net	21,963	901	21,062

1)	2017 is restated due to implementation of IFRS 15 “Revenue from Contracts with Customers,” for more information see Note A3, “Changes in accounting policies.”

Changes in deferred taxes, net

	2018	2017 1)
Opening balance, net	21,062	14,851
Opening balance adjustment due to IFRS 9	288	—

Opening balance, adjusted	21,350	14,851
Recognized in net income (loss)	1,097	7,613
Recognized in other comprehensive income (loss)	285	–563
Acquisitions/disposals of subsidiaries	–116	—
Reclassification to current tax	–289	–462
Translation difference	155	–377

Closing balance, net	22,482	21,062

1)	2017 is restated due to implementation of IFRS 15 “Revenue from Contracts with Customers,” for more information see Note A3, “Changes in accounting policies.”

Tax effects reported directly in Other comprehensive income (loss) amount to SEK 285 (–563) million, of which actuarial gains and losses related to pensions constituted SEK 329 (–547) million.

Deferred tax assets are only recognized in countries where the Company expects to be able to generate corresponding taxable income in the future to benefit from tax reductions.

Deferred tax assets and liabilites have been adjusted for the effect of the reduction of the Swedish corporate income tax rate.

Tax loss carry-forwards

Significant tax loss carry-forwards are related to Sweden, the United States and Germany. These countries have long or indefinite periods of utilization. Of the total SEK 8,449 (10,712) million recognized deferred tax assets related to tax loss carry-forwards, SEK 7,006 (8,795) million relates to Sweden.

Deferred tax assets regarding tax loss carry-forwards are reported to the extent that realization of the related tax benefit through future taxable profits is probable also when considering the period during which these can be utilized, as described below. Future income projections support the recognition of deferred tax assets.

As of December 31, 2018, the recognized tax loss carry-forwards amounted to SEK 39,415 (47,360) million. The reduction is primarily attributable to utilization of the loss carry-forward against current year’s taxable income. The tax value of the tax loss carry-forward is reported as a tax asset based on the indefinite utilization period and the expectation that the group will realize a significant taxable income to offset these loss carry-forwards.

The final years in which the recognized tax loss carry-forwards can be utilized are shown in the following table.

Tax loss carry-forwards

Year of expiration	Tax loss carry-forwards	Tax value
2019	1	—
2020	1	—
2021	168	25
2022	414	122
2023	121	23
2024 or later	38,710	8,279

Total	39,415	8,449

In addition to the table above there are tax loss carry-forwards of SEK 4,223 (4,544) million at a tax value of SEK 773 (842) million that have not been recognized due to judgments of the possibility they will be used against future taxable profits in the respective jurisdictions. The majority of these tax loss carry-forwards have an expiration date in excess of five years.